Trade receivables, Summary (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade receivables [Abstract]
Total trade receivables	$ 268,600	$ 368,690
Contract assets	67,765	97,144
Allowance for doubtful accounts	(28,612)	(25,975)	$ (20,294)
Trade receivables, net	307,753	439,859
Specialized Maritime [Member] | Offshore Vessels [Member]
Trade receivables [Abstract]
Total trade receivables	180,827	166,703
Specialized Maritime [Member] | Parcel Tankers [Member]
Trade receivables [Abstract]
Total trade receivables	10,697	12,604
Specialized Maritime [Member] | Shipping Agencies [Member]
Trade receivables [Abstract]
Total trade receivables	1,786	26,904
Specialized Maritime [Member] | Bulk Carrier [Member]
Trade receivables [Abstract]
Total trade receivables	0	33,896
Maritime Infrastructure [Member]
Trade receivables [Abstract]
Total trade receivables	33,328	56,343
Ports, Terminals and Logistics [Member] | Port Services [Member]
Trade receivables [Abstract]
Total trade receivables	371	100
Ports, Terminals and Logistics [Member] | Repair of Containers [Member]
Trade receivables [Abstract]
Total trade receivables	6,971	9,970
Ports, Terminals and Logistics [Member] | Automotive Services [Member]
Trade receivables [Abstract]
Total trade receivables	1,291	795
Warehousing and Other Businesses [Member] | Warehousing [Member]
Trade receivables [Abstract]
Total trade receivables	31,631	60,040
Warehousing and Other Businesses [Member] | Other Businesses [Member]
Trade receivables [Abstract]
Total trade receivables	$ 1,698	$ 1,335